FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about financial instruments [abstract]
Disclosure of assets based on categories	The following table summarizes assets and liabilities based on their categories at June 30, 2023.

	Carrying amount in statements of financial position	Non-financial assets and liabilities	Assets/ Liabilities at amortized cost	Fair value recognized in profit or loss	Fair value recognized in OCI	Derivatives
ASSETS
Current assets:
Cash and cash equivalents	5,825	—	5,825	—	—	—
Restricted cash*	118	—	118	—	—	—
Trade accounts receivable and other	4,774	—	4,412	—	362	—
Inventories	20,036	20,036	—	—	—	—
Prepaid expenses and other current assets	3,636	1,786	1,088		—	762
Total current assets	34,389	21,822	11,443	—	362	762

Non-current assets:
Goodwill and intangible assets	5,074	5,074	—	—	—	—
Property, plant and equipment and biological assets	33,682	33,635	—	47	—	—
Investments in associates and joint ventures	11,142	11,142	—	—	—	—
Other investments	521	—	—		521	—
Deferred tax assets	8,901	8,901	—		—	—
Other assets	1,714	267	797	136	—	514
Total non-current assets	61,034	59,019	797	183	521	514
Total assets	95,423	80,841	12,240	183	883	1,276

LIABILITIES AND EQUITY
Current liabilities:
Short-term debt and current portion of long-term debt	1,809	—	1,809	—	—	—
Trade accounts payable and other	13,454	—	13,454	—	—	—
Short-term provisions	662	628	34	—	—	—
Accrued expenses and other liabilities	4,880	1,260	3,292	—	—	328
Income tax liabilities	249	249	—	—	—	—
Total current liabilities	21,054	2,137	18,589	—	—	328

Non-current liabilities:
Long-term debt, net of current portion	8,651	—	8,651	—	—	—
Deferred tax liabilities	2,722	2,722	—	—	—	—
Deferred employee benefits	2,676	2,676	—	—	—	—
Long-term provisions	1,450	1,449	1	—	—	—
Other long-term obligations	961	317	628	—	—	16
Total non-current liabilities	16,460	7,164	9,280	—	—	16

Equity:
Equity attributable to the equity holders of the parent	55,720	55,720	—	—	—	—
Non-controlling interests	2,189	2,189	—	—	—	—
Total equity	57,909	57,909	—	—	—	—
Total liabilities and equity	95,423	67,210	27,869	—	—	344
*Restricted cash and other restricted funds of 118 include a cash deposit of 52 in connection with various environmental obligations and true sales of receivables programs in ArcelorMittal South Africa and 20 in connection with the mandatory convertible bonds as of June 30, 2023.
Disclosure of liabilities based on categories	The following table summarizes assets and liabilities based on their categories at June 30, 2023.

	Carrying amount in statements of financial position	Non-financial assets and liabilities	Assets/ Liabilities at amortized cost	Fair value recognized in profit or loss	Fair value recognized in OCI	Derivatives
ASSETS
Current assets:
Cash and cash equivalents	5,825	—	5,825	—	—	—
Restricted cash*	118	—	118	—	—	—
Trade accounts receivable and other	4,774	—	4,412	—	362	—
Inventories	20,036	20,036	—	—	—	—
Prepaid expenses and other current assets	3,636	1,786	1,088		—	762
Total current assets	34,389	21,822	11,443	—	362	762

Non-current assets:
Goodwill and intangible assets	5,074	5,074	—	—	—	—
Property, plant and equipment and biological assets	33,682	33,635	—	47	—	—
Investments in associates and joint ventures	11,142	11,142	—	—	—	—
Other investments	521	—	—		521	—
Deferred tax assets	8,901	8,901	—		—	—
Other assets	1,714	267	797	136	—	514
Total non-current assets	61,034	59,019	797	183	521	514
Total assets	95,423	80,841	12,240	183	883	1,276

LIABILITIES AND EQUITY
Current liabilities:
Short-term debt and current portion of long-term debt	1,809	—	1,809	—	—	—
Trade accounts payable and other	13,454	—	13,454	—	—	—
Short-term provisions	662	628	34	—	—	—
Accrued expenses and other liabilities	4,880	1,260	3,292	—	—	328
Income tax liabilities	249	249	—	—	—	—
Total current liabilities	21,054	2,137	18,589	—	—	328

Non-current liabilities:
Long-term debt, net of current portion	8,651	—	8,651	—	—	—
Deferred tax liabilities	2,722	2,722	—	—	—	—
Deferred employee benefits	2,676	2,676	—	—	—	—
Long-term provisions	1,450	1,449	1	—	—	—
Other long-term obligations	961	317	628	—	—	16
Total non-current liabilities	16,460	7,164	9,280	—	—	16

Equity:
Equity attributable to the equity holders of the parent	55,720	55,720	—	—	—	—
Non-controlling interests	2,189	2,189	—	—	—	—
Total equity	57,909	57,909	—	—	—	—
Total liabilities and equity	95,423	67,210	27,869	—	—	344
*Restricted cash and other restricted funds of 118 include a cash deposit of 52 in connection with various environmental obligations and true sales of receivables programs in ArcelorMittal South Africa and 20 in connection with the mandatory convertible bonds as of June 30, 2023.
Disclosure of fair value measurement of assets
The following tables summarize the bases used to measure certain assets and liabilities at their fair value.

As of June 30, 2023
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Investments in equity instruments at FVOCI	330	—	191	521
Trade accounts receivable and other subject to TSR programs*	—	—	362	362
Derivative financial current assets	—	762	—	762
Derivative financial non-current assets	—	514	—	514
Total assets at fair value	330	1,276	553	2,159
Liabilities at fair value:
Derivative financial current liabilities	—	328	—	328
Derivative financial non-current liabilities	—	16	—	16
Total liabilities at fair value	—	344	—	344
* The fair value of TSR program receivables equals carrying amount due to the short time frame between the initial recognition and time of sale.

As of December 31, 2022
	Level 1		Level 2		Level 3		Total
Assets at fair value:
Investments in equity instruments at FVOCI	996		—		123		1,119
Trade accounts receivable and other subject to TSR programs*	—		—		206		206
Derivative financial current assets	—		737		—		737
Derivative financial non-current assets	—		835		—		835
Total assets at fair value	996	—	1,572	—	329		2,897
Liabilities at fair value:
Derivative financial current liabilities	—		379		—		379
Derivative financial non-current liabilities	—		45		—		45
Total liabilities at fair value	—	—	424	—	—	—	424
* The fair value of TSR program receivables equals carrying amount due to the short time frame between the initial recognition and time of sale.The following table summarizes the reconciliation of the fair value of the call option on the 660 mandatory convertible bonds classified as Level 3 as of June 30, 2023 and December 31, 2022:

Call option on 660 mandatory convertible bonds
Balance as of December 31, 2021	15
Change in fair value	(10)
Balance as of June 30, 2022	5
Change in fair value	(5)
Balance as of December 31, 2022	—
Change in fair value	—
Balance as of June 30, 2023	—

Disclosure of fair value measurement of liabilities
The following tables summarize the bases used to measure certain assets and liabilities at their fair value.

As of June 30, 2023
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Investments in equity instruments at FVOCI	330	—	191	521
Trade accounts receivable and other subject to TSR programs*	—	—	362	362
Derivative financial current assets	—	762	—	762
Derivative financial non-current assets	—	514	—	514
Total assets at fair value	330	1,276	553	2,159
Liabilities at fair value:
Derivative financial current liabilities	—	328	—	328
Derivative financial non-current liabilities	—	16	—	16
Total liabilities at fair value	—	344	—	344
* The fair value of TSR program receivables equals carrying amount due to the short time frame between the initial recognition and time of sale.

As of December 31, 2022
	Level 1		Level 2		Level 3		Total
Assets at fair value:
Investments in equity instruments at FVOCI	996		—		123		1,119
Trade accounts receivable and other subject to TSR programs*	—		—		206		206
Derivative financial current assets	—		737		—		737
Derivative financial non-current assets	—		835		—		835
Total assets at fair value	996	—	1,572	—	329		2,897
Liabilities at fair value:
Derivative financial current liabilities	—		379		—		379
Derivative financial non-current liabilities	—		45		—		45
Total liabilities at fair value	—	—	424	—	—	—	424
* The fair value of TSR program receivables equals carrying amount due to the short time frame between the initial recognition and time of sale.The following table summarizes the reconciliation of the fair value of the call option on the 660 mandatory convertible bonds classified as Level 3 as of June 30, 2023 and December 31, 2022:

Call option on 660 mandatory convertible bonds
Balance as of December 31, 2021	15
Change in fair value	(10)
Balance as of June 30, 2022	5
Change in fair value	(5)
Balance as of December 31, 2022	—
Change in fair value	—
Balance as of June 30, 2023	—

Disclosure of derivative financial instruments
The portfolio associated with derivative financial instruments classified as Level 2 as of June 30, 2023 is as follows:

	Assets		Liabilities
	Notional Amount	Fair Value	Notional Amount	Fair Value
Foreign exchange rate instruments
Forward purchase of contracts	2,932	84	1,730	(22)
Forward sale of contracts	1,164	14	2,346	(38)
Exchange option purchases	1,632	51	702	(4)
Exchange options sales	1,380	40	1,206	(22)
Total foreign exchange rate instruments		189		(86)
Raw materials (base metal), freight, energy, emission rights and others
Term contracts sales	2,592	450	1,640	(180)
Term contracts purchases	2,239	636	931	(77)
Options sales/purchases	11	1	11	(1)
Total raw materials (base metal), freight, energy, emission rights and others		1,087		(258)
Total		1,276		(344)
The portfolio associated with derivative financial instruments classified as Level 2 as of December 31, 2022 is as follows:

	Assets		Liabilities
	Notional Amount	Fair Value	Notional Amount	Fair Value
Foreign exchange rate instruments
Forward purchase of contracts	657	58	3,678	(19)
Forward sale of contracts	1,478	38	753	(6)
Exchange option purchases	1,462	17	2,536	(16)
Exchange options sales	2,222	41	2,055	(20)
Total foreign exchange rate instruments		154		(61)
Raw materials (base metal), freight, energy, emission rights and others
Term contracts sales	1,128	263	316	(52)
Term contracts purchases	1,755	1,150	785	(306)
Option sales/purchases	207	5	197	(5)
Total raw materials (base metal), freight, energy, emission rights and others		1,418		(363)
Total		1,572		(424)